Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 7,588,901	$ 7,449,759	$ 7,149,860
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,040,207	1,190,393	1,140,753
Amortization of premiums and accretion of discounts on investment securities, net	1,208,954	405,017	717,749
Stock compensation expense	117,300	115,000
Provision for loan losses	556,687	923,397	2,204,366
Gain on sale of securities	(17,503)	(14,542)	(423,388)
Federal Home Loan Bank stock dividends	(4,500)	(8,400)	(11,400)
Deferred income tax (benefit) loss	(86,251)	307,920	(850,100)
Excess tax benefit on stock options			(14,566)
Net writedown on other real estate owned	156,053	824,059	276,400
(Increase) decrease in accrued interest receivable	(58,124)	262,116	533,815
Increase in cash surrender value life insurance	(786,043)	(784,425)	(1,017,032)
Gain on BOLI death benefits		(623,774)
Decrease in accrued interest payable	(10,722)	(8,796)	(121,959)
Increase in deferred compensation liability	508,930	489,746	802,286
Net change in other operating assets and liabilities	188,128	(837,072)	824,044
Net cash provided by operating activities	10,402,017	9,690,398	11,210,828
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	41,493,768	12,944,631	81,916,607
Proceeds from calls of securities held-to-maturity	47,853,733
Proceeds from sales of securities available-for-sale	5,758,795	18,004,518	41,974,017
Purchases of investment securities available-for-sale	(135,229,379)		(142,276,646)
Purchases of bank premises, furniture, fixtures and equipment	(455,668)	(1,807,469)	(338,615)
Proceeds from sale of other real estate owned	1,192,328	1,749,721	2,091,610
Net decrease (increase) in interest bearing deposits with other banks	19,213,446	(60,797,123)	15,544,647
Proceeds from redemption of Federal Home Loan Bank Stock	150,700	1,292,600	1,052,000
Purchases of Federal Home Loan Bank Stock			(438,600)
Proceeds from death benefits of bank owned life insurance		1,269,560
Net increase in loans	(40,117,134)	(4,110,312)	(25,809,560)
Net cash used by investing activities	(60,139,411)	(31,453,874)	(26,284,540)
Cash flows from financing activities
Net increase in deposits	57,310,894	41,464,098	12,080,458
Net (decrease) increase in federal funds purchased		(27,500,000)	27,500,000
Net change in securities sold under agreement to repurchase	(10,128,588)	32,005,989	9,114,016
Proceeds from exercise of stock options	27,000		128,950
Stock repurchase	(390,205)
Excess tax benefit on stock option exercises	1,001		14,566
Dividends paid to stockholders	(4,540,748)	(4,341,076)	(4,285,371)
Federal Home Loan Bank advance proceeds			10,000,000
Federal Home Loan Bank advance payments		(13,500,000)	(45,000,000)
Net cash provided by financing activities	42,279,354	28,129,011	9,552,619
Net (decrease) increase in cash and due from banks	(7,458,040)	6,365,535	(5,521,093)
Cash and due from banks, beginning of year	22,405,730	16,040,195	21,561,288
Cash and due from banks, end of year	14,947,690	22,405,730	16,040,195
Supplemental disclosures of cash flow information
Cash paid for Interest	3,087,601	3,027,090	4,202,416
Income taxes	2,301,698	2,460,014	2,357,215
Noncash disclosures
Real estate acquired by foreclosure	$ 869,564	2,874,173	$ 1,436,923
Transfers from available-for-sale to held-to-maturity		$ 222,322,423